SUBSEQUENT EVENTS (Details Narrative) - USD ($)	Mar. 25, 2025	Mar. 17, 2025	Mar. 12, 2025	Jan. 06, 2025	Mar. 24, 2025	Dec. 31, 2024	Dec. 31, 2023	Nov. 22, 2023
Common Class A [Member]
Subsequent Event [Line Items]
Common stock par value						$ 0.0001	$ 0.0001	$ 0.0001
Common stock share						1,300,197	1,230,246
Subsequent Event [Member]
Subsequent Event [Line Items]
Loan amount				$ 1,100,000
Purchase price				1,000,000
Subsequent Event [Member] | Purchase Arrangement [Member]
Subsequent Event [Line Items]
Investments				$ 10,000,000
Subsequent Event [Member] | Purchase Arrangement [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Common stock par value				$ 0.0001
Subsequent Event [Member] | Good Mood Studio Private Placement Agreement [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Common stock par value			$ 0.0001
Purchase price			$ 200,000
Price per share			$ 2.50
Common stock share			80,000
Subsequent Event [Member] | Blue Ocean Fund Private Placement Agreement [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Purchase price			$ 300,000
Price per share			$ 2.50
Common stock share			120,000
Subsequent Event [Member] | Green Light Fund Private Placement Agreement [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Purchase price			$ 214,000
Price per share			$ 2.50
Common stock share			85,600
Subsequent Event [Member] | Subscription Agreements [Member]
Subsequent Event [Line Items]
Purchase price		$ 1,200,000
Warrants outstanding	660,000	480,000			1,000,000
Debt securities					$ 2,500,000
Investment Company, Committed Capital	$ 1,650,000
Subsequent Event [Member] | Subscription Agreements [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.01	$ 0.01